Filed Pursuant to Rule 497(e)
1933 Act File No. 333-215588
1940 Act File No. 811-23226
Supplement dated September 8, 2022
to the
TrueShares ESG Active Opportunities ETF (ECOZ)
(the “Fund”)
Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”)
each dated April 30, 2022

Effective August 15, 2022, the Fund is managed solely by TrueMark Investments, LLC, the Fund’s investment adviser (the “Adviser”), and Jordan C. Waldrep, CFA, the Adviser’s Chief Investment Officer, who has been a portfolio manager of the Fund since its inception in 2020. All references to Purview Investments, LLC as sub-adviser and related information should be disregarded.

Please retain this Supplement with your Summary Prospectus, Prospectus, and SAI for future reference.